Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DGI Investment Trust
Entity Central Index Key	0001843841
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000238994
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class A
Trading Symbol	DGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class A	$81	1.58%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 296,388,887
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,430,318
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$296,388,887 Number of Portfolio Holdings151 Advisory Fee $1,430,318 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
C000238993
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class C
Trading Symbol	DGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class C	$119	2.33%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.33%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 296,388,887
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,430,318
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$296,388,887 Number of Portfolio Holdings151 Advisory Fee $1,430,318 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
C000238992
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class I
Trading Symbol	DGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class I	$68	1.33%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 296,388,887
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,430,318
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$296,388,887 Number of Portfolio Holdings151 Advisory Fee $1,430,318 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
C000229060
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class NT
Trading Symbol	DGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class NT	$68	1.33%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 296,388,887
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,430,318
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$296,388,887 Number of Portfolio Holdings151 Advisory Fee $1,430,318 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
C000226943
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class P
Trading Symbol	DGIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class P	$68	1.33%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 296,388,887
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,430,318
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$296,388,887 Number of Portfolio Holdings151 Advisory Fee $1,430,318 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
C000229059
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class T
Trading Symbol	DGITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class T	$68	1.33%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 296,388,887
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,430,318
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$296,388,887 Number of Portfolio Holdings151 Advisory Fee $1,430,318 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf